Financial risk management (Tables)	12 Months Ended
Dec. 31, 2024
Financial Risk Management [Abstract]
Sensitivity Analysis to Reasonable Possible Change in Exchange Rates and Interest Rates
The following table demonstrates the sensitivity to a reasonably possible change in exchange rates for the Group's main foreign currencies, USD and EUR, with all other variables held constant, of the Group’s result before taxes. There is no direct impact on the Group’s equity.

in % and CHF thousands	Incr./Decr. exchange rate	Effect on result before tax (in TCHF)
USD Positions
2024	+10%	4,468
	-10%	(4,468)
2023	+10%	4,718
	-10%	(4,718)
2022	+10%	5,904
	-10%	(5,904)
EUR Positions
2024	+10%	291
	-10%	(291)
2023	+10%	479
	-10%	(479)
2022	+10%	1,252
	-10%	(1,252)
The following table demonstrates the sensitivity of the main currencies used in the Group, to reasonably possible changes in interest rates, with all other variables held constant, of the Group’s results before tax. There is no direct impact on the Group’s equity.

in % and CHF thousands	Incr./Decr. interest rate	Effect on result before tax (in TCHF)
CHF Positions
2024	+0.5%	508
	-0.5%	(508)
2023	+0.5%	674
	-0.5%	(674)
2022	+0.5%	888
	-0.5%	(888)
USD Positions
2024	+0.5%	224
	-0.5%	(224)
2023	+0.5%	235
	-0.5%	(235)
2022	+0.5%	294
	-0.5%	(294)
EUR Positions
2024	+0.5%	14
	-0.5%	(14)
2023	+0.5%	25
	-0.5%	(25)
2022	+0.5%	63
	-0.5%	(63)

Disclosure of Maximum Credit Risk Exposure
The maximum credit risk as of the balance sheet date was as follows:

Credit risk
in CHF thousands	2024	2023
Cash and cash equivalents	63,874	67,309
Trade receivables	286	295
Accrued income	276	1,131
Short-term time deposits	85,565	119,580
Total credit risk as at December 31	150,001	188,315